Stock-Based Compensation - Summary of Stock Option Activity (Details) - HubPages, Inc. [Member] - $ / shares		6 Months Ended	12 Months Ended
	Jun. 02, 2018	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Number of Shares Stock options outstanding, beginning balance		7,663,220	1,345,000	1,393,854
Number of Shares, Granted			6,318,220
Number of Shares, Exercised	(18,000)	(18,000)
Number of Shares, Forfeited				(48,854)
Number of Shares, Expired
Number of Shares Stock options outstanding, ending balance		7,645,220	7,663,220	1,345,000
Number of Shares Stock options, exercisable		2,375,868	3,218,256
Outstanding options, nonvested		5,269,352	4,444,964
Weighted Average Exercise Price Stock options outstanding, beginning balance		$ 0.057	$ 0.12	$ 0.12
Weighted Average Exercise Price, Granted			0.044
Weighted Average Exercise Price, Exercised		0.140
Weighted Average Exercise Price, Forfeited				0.109
Weighted Average Exercise Price, Expired
Weighted Average Exercise Price Stock options outstanding, ending balance		0.057	0.057	$ 0.12
Weighted Average Exercise Price Stock, exercisable		$ 0.076	0.076
Weighted-average exercise price, nonvested			$ 0.044
Weighted Average Remaining Contractual Life (in Years), Stock options outstanding, beginning balance		0 years	4 years 7 months 2 days
Weighted Average Remaining Contractual Life (in Years), Stock options outstanding, ending balance		8 years 6 months 18 days	9 years 18 days
Weighted Average Remaining Contractual Life (in Years), Stock options, exercisable		7 years 3 months 4 days	7 years 9 months 3 days
Weighted-average remaining contractual term, nonvested			9 years 11 months 26 days